Summary of Significant Accounting Policies (Details) - Schedule of condensed balance sheet are reconciled	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of condensed balance sheet are reconciled [Abstract]
Gross proceeds	$ 230,000,000
Less:
Proceeds allocated to Public Warrants	(8,970,000)
Class A ordinary shares issuance costs	(12,593,930)
Plus:
Accretion of carrying value to redemption value – IPO	21,563,930
Accretion of carrying value to redemption value	21,238
Class A ordinary shares subject to possible redemption	$ 230,021,238